Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 127,004	$ 98,004	$ 75,908	$ 57,791	$ 45,394	$ 28,909	$ 25,767	$ 16,814	$ 16,030	$ 16,351	$ 225,008	$ 74,303	$ 208,002	$ 74,962	$ 49,366
Income from operations	63,192	48,063	37,726	29,423	19,383	8,662	2,177	4,086	4,307	6,737	111,255	28,045	95,194	17,307	15,147
Income tax expense	15,163	13,601	11,691	9,099	7,802	3,162	54,903	0	0	0	28,764	10,964	31,754	54,903
Net income (loss)	27,753	23,589	20,124	14,596	14,471	5,396	(52,074)	452	13,624	1,477	51,342	19,867	54,587	(36,521)	(386)
Earnings per common share
Basic (in dollars per share)	$ 0.55	$ 0.49	$ 0.43	$ 0.33	$ 0.37	$ 0.15					$ 1.03	$ 0.52	$ 1.30
Diluted (in dollars per share)	$ 0.54	$ 0.48	$ 0.42	$ 0.33	$ 0.36	$ 0.15					$ 1.02	$ 0.52	$ 1.29
Pro forma information
Income before income taxes, as reported	42,987	37,190			22,273	8,558	2,829	452	13,624	1,477	80,177	30,831	86,341	18,382	(386)
Pro forma provision for income taxes							1,009	161	4,857	526				6,553
Pro forma net income							$ 1,820	$ 291	$ 8,767	$ 951				$ 11,829
Pro forma earnings per common share
Basic (in dollars per share)							$ 0.05	$ 0.02	$ 0.60	$ 0.06				$ 0.60
Diluted (in dollars per share)							$ 0.05	$ 0.02	$ 0.60	$ 0.06				$ 0.60